UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 22549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2012

Check here if Amendment [   ]; Amendment Number:  ______
  This Amendment (Check only one):[  ]  is a restatement.
					    [  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:  		Grabill Bank Wealth Management
Address:	9031 Stellhorn Crossing Parkway
		Fort Wayne, IN 46815


Form 13F File Number:   	028-14065

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sherri Chaney
Title: Assistant Vice President & Trust Officer
Phone: (260) 469-6309

Signature, Place, and Date of Signing:


			   Fort Wayne, Indiana	07/24/2012


Report Type (Check only one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


FORM 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:	   0

Form 13F Information Table Entry Total:	  68

Form 13R Information Table Value Total:	 67,957
					 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13R file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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FORM 13F INFORMATION TABLE
Name of Issurer 	Title of	Cusip     	Value	 Shs of	SH/PRN	Discrtn	Put/call   Voting
			Class				(X1000)	 Prn amt			   Authority
AFLAC Common            COM           001055102         1,427     33,500SH         SOLE            SOLE
Abbott Labs Common      COM           002824100         1,441     22,350SH         SOLE            SOLE
Apache Corp Common      COM           037411105           670      7,620SH         SOLE            SOLE
Apple Inc Common        COM           037833100         1,170      2,003SH         SOLE            SOLE
Becton Dickinson Common COM           075887109           206      2,750SH         SOLE            SOLE
Berkshire Hathaway Cl B CL B          084670702           258      3,100SH         SOLE            SOLE
BHP Billiton Lmtd Spd ADSPD ADR       088606108         1,476     22,600SH         SOLE            SOLE
Blackrock Inc Common    COM           09247X101           276      1,625SH         SOLE            SOLE
CVS Caremark Common     COM           126650100         1,354     28,985SH         SOLE            SOLE
Canadian Natl RR Co     COM           136375102         1,922     22,775SH         SOLE            SOLE
Caterpillar Inc Common  COM           149123101         1,272     14,975SH         SOLE            SOLE
Cenovus Energy Inc.     COM           15135U109           622     19,550SH         SOLE            SOLE
ChevronTexaco Corp com  COM           166764100         1,485     14,075SH         SOLE            SOLE
China Fund Inc          COM           169373107           309     14,100SH         SOLE            SOLE
Cincinnati Financial CorCOM           172062101           266      6,979SH         SOLE            SOLE
Coca-Cola Co Common     COM           191216100           324      4,140SH         SOLE            SOLE
Colgate-Palmolive Com   COM           194162103           947      9,100SH         SOLE            SOLE
ConocoPhillips common   COM           20825C104           483      8,650SH         SOLE            SOLE
Cummins Inc             COM           231021106         1,742     17,975SH         SOLE            SOLE
Darden Restaurants Inc  COM           237194105           272      5,375SH         SOLE            SOLE
Deere & Co              COM           244199105           297      3,675SH         SOLE            SOLE
Du Pont Nemours&Co      COM           263534109           415      8,200SH         SOLE            SOLE
Emerson Electric Co     COM           291011104           986     21,159SH         SOLE            SOLE
Exxon Mobil Corp Com    COM           30231G102         1,631     19,057SH         SOLE            SOLE
Franklin Electric Inc CoCOM           353514102        12,675    247,900SH         SOLE            SOLE
Google Cl A             CL A          38259P508           429        740SH         SOLE            SOLE
Intel Corp Common       COM           458140100         1,296     48,647SH         SOLE            SOLE
Intntl Business Machs   COM           459200101           254      1,300SH         SOLE            SOLE
iShares S&P US Pfd Stk IPFD IDX       464288687           457     11,700SH         SOLE            SOLE
JPMorgan Chase & Co     COM           46625H100         3,385     94,745SH         SOLE            SOLE
Johnson & Johnson Com   COM           478160104           297      4,400SH         SOLE            SOLE
Lincoln Natl Corp Ind CoCOM           534187109           356     16,260SH         SOLE            SOLE
McDonalds Corp Com      COM           580135101           276      3,115SH         SOLE            SOLE
Medtronic Inc, Common   COM           585055106           318      8,200SH         SOLE            SOLE
Microsoft Corp.         COM           594918104           799     26,120SH         SOLE            SOLE
National Fuel Gas Co    COM           636180101           235      5,000SH         SOLE            SOLE
Novartis Sponsored ADR  SPD ADR       66987V109           500      8,942SH         SOLE            SOLE
Pepsico Inc, Common     COM           713448108         1,879     26,594SH         SOLE            SOLE
Petroleo Brasileiro A ShSPD ADR       71654V101           382     21,050SH         SOLE            SOLE
Philip Morris Intl CommoCOM           718172109           351      4,020SH         SOLE            SOLE
Praxair Inc Common      COM           74005P104           457      4,200SH         SOLE            SOLE
Procter & Gamble Common COM           742718109         1,415     23,094SH         SOLE            SOLE
Qualcomm Inc, Common    COM           747525103           504      9,050SH         SOLE            SOLE
Quest Diagnostics Inc   COM           74834L100           470      7,850SH         SOLE            SOLE
SPDR Gold Trust Shares  GOLD SH       78463V107           384      2,475SH         SOLE            SOLE
SPDR Dow Jones Global REETF           78463X749           516     13,000SH         SOLE            SOLE
Schlumberger Ltd Common COM           806857108           758     11,680SH         SOLE            SOLE
Southern Co             COM           842587107           208      4,500SH         SOLE            SOLE
Stryker Corp            COM           863667101         1,375     24,947SH         SOLE            SOLE
Suncor Energy Inc       COM           867224107           740     25,550SH         SOLE            SOLE
TJX Cos Inc New         COM           872540109           404      9,400SH         SOLE            SOLE
Target Corp, Common     COM           87612E106           498      8,550SH         SOLE            SOLE
Teva Pharm Ind Adr      ADR           881624209           471     11,950SH         SOLE            SOLE
3M Co                   COM           88579Y101           685      7,650SH         SOLE            SOLE
United Parcel Svc Cl B  CL B          911312106           280      3,550SH         SOLE            SOLE
United Technologies Com COM           913017109         1,064     14,093SH         SOLE            SOLE
Valero Energy Corp      COM           91913Y100           382     15,800SH         SOLE            SOLE
Vanguard Intmdt Tm Bd EtINT TRM       921937819           220      2,475SH         SOLE            SOLE
Vanguard MSCI EAFE ETF  ETF           921943858           203      6,430SH         SOLE            SOLE
Vanguard Emg Mkts ETF   ETF           922042858         1,525     38,200SH         SOLE            SOLE
Vanguard Info Tech ETF  ETF           92204A702         2,682     39,020SH         SOLE            SOLE
Vanguard REIT Index     ETF           922908553           815     12,462SH         SOLE            SOLE
Vanguard Mid Cap ETF    ETF           922908629         1,133     14,675SH         SOLE            SOLE
Vanguard Small Cap ETF  ETF           922908751         1,549     20,375SH         SOLE            SOLE
Verizon Comm Inc Com    COM           92343V104           851     19,142SH         SOLE            SOLE
Visa Common Cl A        CL A          92826C839         1,961     15,865SH         SOLE            SOLE
Wells Fargo & Co New    COM           949746101         1,000     29,894SH         SOLE            SOLE
Accenture               CL A          G1151C101           267      4,450SH         SOLE            SOLE



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